Fair Value Measurements - Schedule of Fair Value of Receivables and Debt (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Dynegy, Inc | 6.75% Senior Notes, due 2019 | Unsecured Obligations:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate, stated percentage		6.75%
Dynegy, Inc | 7.375% Senior Notes, due 2022 | Unsecured Obligations:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate, stated percentage		7.375%
Dynegy, Inc | 5.875% Senior Notes, due 2023 | Unsecured Obligations:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate, stated percentage		5.875%
Dynegy, Inc | 7.625% Senior Notes, due 2024 | Unsecured Obligations:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate, stated percentage		7.625%
Dynegy, Inc | 8.00% Senior Notes, due 2025 | Unsecured Obligations:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate, stated percentage		8.00%
Dynegy, Inc | TEU's 7.00% Amortizing Notes, Due 2019 | Unsecured Obligations:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate, stated percentage		7.00%
Dynegy, Inc | 7.95% Senior Notes Series F, due 2032 | Unsecured Obligations:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate, stated percentage		7.95%
Genco | 7.00% Senior Notes Series H, due 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate, stated percentage		7.00%
Genco | 7.00% Senior Notes Series H, due 2018 | Unsecured Obligations:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate, stated percentage		7.00%
Genco | 6.30% Senior Notes Series I, due 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate, stated percentage		6.30%
Genco | 6.30% Senior Notes Series I, due 2020 | Unsecured Obligations:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate, stated percentage		6.30%
Genco | 7.95% Senior Notes Series F, due 2032
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate, stated percentage		7.95%
Carrying Amount | Dynegy, Inc | 6.75% Senior Notes, due 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	$ (2,083)	$ (2,077)
Carrying Amount | Dynegy, Inc | Tranche B-2 Term Loan, due 2020 | Secured Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	(219)	(766)
Carrying Amount | Dynegy, Inc | Tranche C Term Loan, due 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	(1,994)	0
Carrying Amount | Dynegy, Inc | 7.375% Senior Notes, due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	(1,731)	(1,729)
Carrying Amount | Dynegy, Inc | 5.875% Senior Notes, due 2023 | Unsecured Obligations:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	(492)	(491)
Carrying Amount | Dynegy, Inc | 7.625% Senior Notes, due 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	(1,237)	(1,235)
Carrying Amount | Dynegy, Inc | 8.00% Senior Notes, due 2025
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	(738)	0
Carrying Amount | Dynegy, Inc | TEU's 7.00% Amortizing Notes, Due 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	(78)	0
Carrying Amount | Dynegy, Inc | Forward Capacity Agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	(205)	0
Carrying Amount | Dynegy, Inc | Inventory Financing Agreements | Unsecured Obligations:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross		(129)	(136)
Carrying Amount | Dynegy, Inc | Equipment Financing Agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	(73)	(61)
Carrying Amount | Genco | Unsecured Obligations:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[2]	(825)	0
Carrying Amount | Genco | 7.00% Senior Notes Series H, due 2018 | Unsecured Obligations:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	0	(276)
Carrying Amount | Genco | 6.30% Senior Notes Series I, due 2020 | Unsecured Obligations:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	0	(213)
Carrying Amount | Genco | 7.95% Senior Notes Series F, due 2032 | Unsecured Obligations:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	0	(225)
Fair Value | Dynegy, Inc | 6.75% Senior Notes, due 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	(2,137)	(1,985)
Fair Value | Dynegy, Inc | Tranche B-2 Term Loan, due 2020 | Secured Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	(225)	(754)
Fair Value | Dynegy, Inc | Tranche C Term Loan, due 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	(2,025)	0
Fair Value | Dynegy, Inc | 7.375% Senior Notes, due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	(1,665)	(1,531)
Fair Value | Dynegy, Inc | 5.875% Senior Notes, due 2023 | Unsecured Obligations:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	(431)	(404)
Fair Value | Dynegy, Inc | 7.625% Senior Notes, due 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	(1,156)	(1,078)
Fair Value | Dynegy, Inc | 8.00% Senior Notes, due 2025
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	(703)	0
Fair Value | Dynegy, Inc | TEU's 7.00% Amortizing Notes, Due 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	(90)	0
Fair Value | Dynegy, Inc | Forward Capacity Agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	(205)	0
Fair Value | Dynegy, Inc | Inventory Financing Agreements | Unsecured Obligations:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross		(127)	(137)
Fair Value | Dynegy, Inc | Equipment Financing Agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	(73)	(61)
Fair Value | Genco | Unsecured Obligations:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[2]	(366)	0
Fair Value | Genco | 7.00% Senior Notes Series H, due 2018 | Unsecured Obligations:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	0	(204)
Fair Value | Genco | 6.30% Senior Notes Series I, due 2020 | Unsecured Obligations:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	0	(148)
Fair Value | Genco | 7.95% Senior Notes Series F, due 2032 | Unsecured Obligations:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	[1]	$ 0	$ (162)

[1]	Carrying amounts include unamortized discounts and debt issuance costs. Please read Note 14—Debt for further discussion.
[2]	Carrying amounts represent the Genco senior notes that have been classified as liabilities subject to compromise as of December 31, 2016. The fair value of the senior notes was equal to the Genco Plan consideration and is a level 3 valuation due to a lack of observable inputs that make up the consideration. Please read Note 22—Genco Chapter 11 Bankruptcy for further details.